Risks and Concentration - Credit Risk (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Risks and Concentration
Cash deposited with financial institutions	$ 7,105,085	$ 4,283,794
Credit Risk
Risks and Concentration
Cash deposited with financial institutions	6,500,000	4,300,000
Cash deposited with financial institutions - not covered by insurance	$ 5,817,823	$ 3,787,797
Currency depreciation rate (in %)	0.90%	4.40%